Centor Inc.

4667A Dundas Street West

Etobicoke Ontario, Canada M9A 1A4

October 19, 2011

United States Securities and Exchange Commissiso

Division of Corporate Finance

100 F Street

Washington D.C. 20549

Re: Centor, Inc.

Attention Caroline Kim

We are writing in response to your comments of September 13, 2011

Registration Statement on Form S-1

General

1. To eliminate the need for us to issue repetitive comments, please make appropriate corresponding changes to all disclosure to which a comment relates. If parallel information appears at more than one place in the document, provide in your response letter page references to all responsive disclosure.

We have noted this comment and have included page numbers in our disclosure.

2. If a numbered comment raises more than one question or includes more than one bullet point, please fully respond to each such question and bullet point. Also, to expedite our review, please include in your letter numbered responses which clearly identify the page(s) of the marked version of the filing where you have provided the responsive disclosure.

We have noted this comment and have included page numbers in our disclosure.

3. Please prepare your amendment with reference to Form S-1, available at

www.sec.gov/about/forms/forms-1.pdf. For example, without limitation, we note your reference to “Small Business Issuer” on the cover page of your filing. Please note that this term is no longer applicable.

We have noted this comment and have rectified the cover page to reflect the proper disclosure.

4. Please check the applicable box to indicate your filer status on the cover page of your filing.

We have noted this comment and have checked the appropriate box on the cover page.

5. Where you reference other sections of your prospectus, please provide relevant page numbers. For example, and without limitation, we note your reference at page 6 to the section captioned “Plan of Distribution.”

We have noted this comment and have included the page number when referencing another section of the document.

6. We note that your Articles of Incorporation, filed as Exhibit 3.1, references “Toron, Inc. ”Please advise.

We have noted this comment and have rectified this typographical error and have re-filed our articles of incorporation as Exhibit 3.1.

7. Your disclosure at times appears to have been drafted by making changes to another company’s filing, rather than drafting new disclosure tailored to your particular facts and circumstances. Please ensure that your disclosure is updated, current, consistent, and accurate. For example, and without limitation, we note the following:

We have noted this comment and will ensure that our disclosure is updated, current, consistent and accurate.

• Filing is marked, “Dated September 24, 2008” at the top of each page;

This appears to be hidden text and we have since removed all references to this date at the top of each page.

• Your prospectus cover page states that the “selling shareholders named in this prospectus are offering all of our shares of common stock”;

We have amended this statement on the prospectus cover page to read “selling shareholders named in this prospectus are offering all of their shares of common stock”;

• You state at page 11 that your directors sold shares to their “family, close friends and close business associates” yet you disclose that none of the selling shareholders has had a material relationship with you at page 14;

We have deleted the conflicting text from page 14.

• Your reference to “Named Experts and Council (sic)” at page 22; and

We have corrected this to “Named Experts and Counsel” on page 22.

• You state at pages 4 and 23 that you acquired the mining claims for “an initial consideration totaling $13,360”;

This statement is correct.  The initial consideration paid was $13,360 of which $10,000 was an initial down payment on the claims and $3,360 was to reimburse MinQuest for the costs they had incurred to keep the mining claims in good standing.

We have revised our disclosure on page 4 as follows:  “We acquired the Weepah Hills Prospect for the initial sum of $13,360 comprised of a $10,000 down payment and 3,360 in holding and renewal costs…”

We have revised our disclosure on page 22 as follows:  “On May 27, 2011 we entered into an agreement with Minquest Inc. to acquire a 100% interest in the Weepah Hills Prospect mining claims located in Esmeralda County Nevada, for an initial consideration totaling $13,360 comprised of a $10,000 down payment and 3,360 in holding and renewal costs…”

Prospectus Summary, page 4

8. Please disclose in one of the first paragraphs of this section your date of inception, as well as the dollar amount you need to raise in order to implement your business plan.

Also disclose, if true, that you have taken no concrete steps to implement your business plan.

We have amended our disclosure and have provided the following disclosures on Page 4 in the prospectus summary:

“We were incorporated on February 16, 2011….”

“We have funds to complete Phase 1 and a portion of Phase 2 of our anticipated exploration program with Phase 1 scheduled between September 1, 2011 and November 30, 2011 and to date have not commenced our exploration program.”

“The Weepah Hills Prospect is approximately 5 miles (8 km) south of the historic Weepah mine and 8.5 miles (14 km) northeast of the Mineral Ridge mine from Minquest, Inc. for the initial sum of $13,360 comprising of $10,000 down payment and 3,360 in holding and renewal costs and subsequent additional payments and exploration expenditures representing an aggregate total of  $695,000 in payments and $2,920,000 in exploration expenditures over a period of ten years as outlined in our purchase agreement ( See Exhibit 10.1) to purchase a 100% interest in the property”

9. Please expand to discuss, if known, the types of minerals you hope to explore. In this regard, we note your discussion on page 31 of the market price for copper, silver and gold.

We have noted this comment and have disclosed that we are exploring for gold and/or silver in the Summary Section on Page 4 and throughout the body of the document.

10. Please expand your discussion of the May 27, 2011 purchase agreement to disclose the aggregate amount you must spend, either in expenditures or as payments to Minquest,

and the applicable time period you must make these expenditures in order to obtain an undivided 100% right in the property.

We have revised our disclosure on page 4 as follows:  “On May 27, 2011, we entered into a purchase agreement to acquire the Weepah Hills Prospect comprising of one claim block of 14 claims or 280 acres, and are located approximately 6 miles (9.6 km) northeast of Silver Peak and 21 miles (33.6 km) west-northwest of Goldfield, Nevada.  Access is via 7 miles (11 km) of paved and gravel roads from the town of Silver Peak.  The Weepah Hills Prospect is approximately 5 miles (8 km) south of the historic Weepah mine and 8.5 miles (14 km) northeast of the Mineral Ridge mine from Minquest, Inc.  We acquired the Weepah Hills Prospect for the initial sum of $13,360 comprised of a $10,000 down payment and 3,360 in holding and renewal costs and subsequent additional payments and exploration expenditures representing an aggregate total of  $705,000 in payments and $2,920,000 in exploration expenditures over a period of ten years as outlined in our purchase agreement ( See Exhibit 10.1) to purchase a 100% interest in the property.”

11. Please expand the table on page 4 to include a column detailing the estimated costs for each phase of your exploration program.

We have expanded the table on page 5 to include the estimated costs of each phase of our exploration plan.

Risk Factors, page 7

12. Eliminate the suggestion in the introductory paragraph that you have not included all material risks in this section.

We have removed the following language from the document on page 7, “The risks described below are not the only ones facing our company.”

If we do not obtain additional financing, our business plan will fail, page 7

13. Disclose the amount of additional financing you require to implement your proposed exploration plan.

If we fail to make required payments or expenditures, we could lose title to the mining, page 8

We have revised this risk factor on page 7 with the following disclosure.

“On August 12, 2011, we advanced the sum of $2,111 to pay for the annual claim renewal which was due on August 31, 2011. If we fail to pay the required renewal fee, the mining claims will expire. Additionally, we are required to make additional payments and exploration expenditures on an annual basis in order to remain in compliance with our purchase agreement. These payments and expenditure represent an aggregate total of $2,920,000 in exploration expenditures and $705,000 in payments to Minquest, Inc. over the ten year term of the purchase agreement. See Exhibit 10.1.”

14. Expand your disclosures to discuss the “required expenditures.” Also, revise to disclose the annual required expenditures and payments for all of your claims in the aggregate.

We have revised this risk factor on page 7 with the following disclosure:  “On August 12, 2011, we advanced the sum of $2,111 to pay for the annual claim renewal which was due on August 31, 2011. If we fail to pay the required renewal fee, the mining claims will expire. Additionally, we are required to make additional payments and exploration expenditures on an annual basis in order to remain in compliance with our purchase agreement. These payments and expenditure represent an aggregate total of $2,920,000 in exploration expenditures and $695,000 in payments to Minquest, Inc. over the ten year term of the purchase agreement. See Exhibit 10.1.”

Determination of Offering Price, page 12

15. Please clarify in the first sentence that the “offering price of $0.01” was the offering price of the private placement, not the offering price for the shares being registered herein. Please provide the basis for your conclusion that the selling shareholders are “required” to sell your shares at $0.02 per share until quotation on the OTC Bulletin Board. We also note your statement, “We determined the offering price based upon the last sale of our common stock to investors” on page 6. Refer to Item 505(a) of Regulation S-K.

We have clarified the first sentence of the “Determination of Offering Price” section on page 12 to state:  “We determined the initial private placement offering price of $0.01, is based on what we found could attract investors to invest in our high risk mineral exploration company”.

We have revised our disclosure on page 12 to state: “The selling shareholders may sell their shares at $0.02 per share until quotation on the OTC Bulletin Board.”

We have also revised our disclosure on Page 6 to be consistent with our disclosure on Page 12.  The disclosure on page 6 states:  “The selling shareholders may sell their shares at $0.02 per share until our shares are quoted on the OTC Bulletin Board, and thereafter at prevailing market prices or privately negotiated prices. We determined the offering price, based on what we found could attract investors to invest in our high risk mineral exploration company.”

Legal Proceedings, page 18

16. Provide the information required by Item 401(f) of Regulation S-K.

We have revised the “Legal Proceedings” section on page 19 to state:  “We know of no material, existing or pending legal proceedings against our company, nor are we involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which our director, officer or any affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.”

Directors, Executive Officers, Promoters and Control Persons, page 19

17. For each officer and director, identify and describe all currently held positions, and state his complete business experience over the past five years, leaving no gap as to time. See Item 401 of Regulation S-K.

We have amended this section on page 18 to include the following language:

“Michael Gismondi: Mr.Gismondi has acted as our President, Chief Executive Officer, Chief Financial officer and Director since our inception on February 16, 2011. Mr. Gismondi is currently employed and has been for the last 8 years as an independent contractor and builder of new homes in the Toronto Area.

Andrea Grande: Mr.  Grande has acted as our Secretary, Treasurer, and Chief Accounting Officer and Director since our inception on February 16, 2011.  Mr. Grande has been employed by Impact Manufacturing Solutions for the last 7 Years, where Mr. Grande is in charge of Sales and Marketing.”

Security Ownership of Certain Beneficial Owners and Management, page 19

18. Disclose the address of each beneficial owner. Refer to Item 403 of Regulation S-K.

We have revised this section on page 20 to include the address of each beneficial owner as required by Item 403 of Regulation S-K.

Business Description, page 23

Overview, page 23

19. Please disclose whether Messrs. Gismondi or Grande have visited the property.

We have revised the document on page 4 to state, “Mr. Michael Gismondi and Andrea Grande, our directors and officers have not visited the property yet, and have had no previous experience in mineral exploration or operating a mining company.”

We have revised the document on page 23 to state, “Our Directors have not visited the Weepah Hills Property and have no previous experience exploring for minerals or operating a mining company.”

Conditions to Retain Title the (sic) Mining Claim, page 26

20. Expand your disclosures to describe the minimum expenditures and any other material terms necessary to retain title to your mining claims.

We have expanded our disclosure on page 25 to describe the minimum expenditures and any other material terms necessary to retain title to your mining claims.

“On August 12, 2011 we have advanced the sum of $2,111 to Minquest for the annual claim renewal of the Weepah Hills Prospect.  Additionally, we are required to make additional payments and exploration expenditures on an annual basis in order to remain in compliance with our purchase agreement. These payments and expenditure represent an aggregate total of $2,920,000 in exploration expenditures and $705,000 in payments to Minquest, Inc. over the ten year term of the purchase agreement. See Exhibit 10.1.”

21. Explain how the effect of the Mineral Act for the State of Nevada is that you “are able to carry out [your] exploration program as [you] have described in this prospectus.”

We have revised this section on page 27 to include the following language:  “We will be required to comply with all regulations defined by the State of Nevada Division of Minerals and the Nevada Revised Statutes (NRS).  Additionally, we will be required to obtain permits for exploration activities commencing with Phase 2, where we are required to file an exploration plan with State, as well, file a plan of remediation in the event the ground has been disturbed as well as post a surety bond. It is possible that a future government could change the regulations that could limit our ability to explore our claims, but we believe this is unlikely.”

Managements (sic) Discussion and Analysis, page 29

22. Please explain your reference to “Diamond Drilling” on page 30.

We have revised the language on page 29 to state, “Diamond Drilling is an exploration technique used when exploring for and to define an ore body of precious metals, where a diamond encrusted drill bit is used to drill in to rock an extract a core of rock and then the core is sent to a laboratory for analysis.”

Liquidity and Capital Resources, page 34

23. Please disclose whether if you have sufficient funds to meet your capital needs and exploration plans for the next 12 months. If there will be a shortfall, please quantify the shortfall and discuss how you will raise funds to meet your needs.

We have revised the language on page 33 to state, “At June 30, 2011 we had a cash balance of $33,590, which will allow us to commence exploration activities, by completing Phase 1 and a portion of Phase 2 and fund operations for approximately the next 9 months. In light of a probable short fall we will commence seeking additional funding immediately through further sales of our common stock, loans from our officers and directors and or shareholders.”

Certain Relationships and Related Transactions, page 34

24. Please provide the disclosures required pursuant to Item 404(d) of Regulation S-K. We note your disclosure with respect to the March 31, 2011 private placement offering to

Messrs. Gismondi and Grande on page 5.

We have revised this section on page 34 to include the appropriate disclosure in accordance with Item 404(d) of Regulation S-K. and have provided the following disclosure:  “On March 31, 2011 our directors completed an offering of an aggregate total of 6,500,000 common shares at a price of $0.001 for a total proceeds of $6,500. There was no private placement agent or others who were involved in placing the shares with our officers and directors.”

Financial Statements – March 31, 2011

General

25. We note that you refer yourself as a pre-exploration stage company. As the term “pre-exploration stage” is not contemplated by Industry Guide 7(a), please revise your disclosure to refer to yourself as an exploration stage company.’

We have revised our disclosure to reflect that we are an exploration stage company throughout the body of the document.

Statement of Operations, page F-3

26. Please revise to include basic and diluted weighted average shares outstanding and net loss per share information for the period ended March 31, 2011 in your statement of operations. Refer to FASB ASC 260-10-45 for further guidance.

We have revised this disclosure on page F-3

Notes to the Financial Statements

Note – 2 Significant Accounting Policies

Impaired Asset Policy, page F-6

27. Please expand your accounting policy footnote to disclose whether you include the cash flows associated with value beyond proven and probable reserves in estimates of future cash flows (both undiscounted and discounted) in determining whether mining asset is impaired. Please refer to FASB ASC 930-360-35 for further guidance.

We have revised this disclosure on page F-6

Financial Statements – June 30, 2011

Notes to the Financial Statements

Note 3 – Acquisition of Mineral Claims, page F-14

28. We note your disclosure stating that you paid $13,360 to acquire 14 mineral claims in

Nevada. However, it does not appear that this cash expenditure is reflected in your statement of cash flows. Please revise or advise. Refer to FASB ASC 230-10-45 for further guidance.

We have revised this disclosure on page F-14

Exhibits, page II-4

29. Please file all agreements relating to (1) any loans; (2) any provision for the funding or payment of your debts, liabilities, operating costs, and the like; and (3) service to Centor, Inc. as officer or director, including any deferral of compensation and lease arrangements. If any of the agreements have not been reduced to writing, then provide the written description of the contract in question “similar to that required for oral contracts or arrangements pursuant to Item 601(b)(10)(iii).” Refer to Q&A 146.04 from

Compliance & Disclosure Interpretations, Regulation S-K (updated July 8, 2011),

available at http://www.sec.gov/divisions/corpfin/guidance/regs-kinterp.htm.

We have provided all agreements in this section previously, as there are currently no loans payable, no current provisions for funding, and there are no payment for services, contracts or deferral of compensation with the officers and directors in writing, verbally or otherwise.

Engineering Comments

Description of Business, page 23

30. Please provide a brief description of all payments and any conditions that must be met in order to obtain or retain your property pursuant to Section (b)(2) of Industry Guide 7.

We have provided a brief description of all payments and exploration expenditures in order to retain the property on pages 4, 7, 23, 25, and 27.

Mining Claim Description, page 26

31. We note your statement that your claim renewal payment is due by August 31, 2011, yet your table indicates August 31, 2012. Please clarify.

We have noted this comment and had advanced the sum of $2,111 on August 12, 2011 to Minquest for the annual claim renewal due by August 31, 2011

Geology of the Mining Claims, page 27

32. We note your disclosure in this section, referring to mines and other mineral properties that exist in the proximity of your property. Pursuant to Item 102 of Regulation S-K, please describe only geology, history, or exploration results that are directly related to the properties that your company has the right to explore or mine. Accordingly, remove information about any mines, prospects, adjacent or analogous properties, deposits, occurrences, or exploration activities by other companies operating in or near your properties and instead focus the disclosure solely on your company’s property.

We have noted this comment and have removed all references in this section to other mines and/or ore deposits in the area.

33. We note your disclose of sample ranges in this section of your filing. When disclosing analytical or testing results for your property, please disclose the specific location and type of sample, the depth of the sample interval, and a summary of the widths of the mineralized zone. You should also provide a summary description of the type of testing procedures used, sample size, testing laboratory used, and any relationship of the laboratory to your company.

We have noted this comment and have deleted the references to sampling on the Weepah Hills Property as the sampling had not been carried out by us and was done by previous companies, therefore, making all the necessary data unavailable to us.

Government Approvals and Regulations, page 28

34. Please provide an overview of the permits required in order to perform exploration work on your property.

We have revised this section of the document on page 27 to include the necessary permits required to carry out exploration work on the Weepah Hills Property, as follows:  “We will be required to comply with all regulations defined by the State of Nevada Division of Minerals and the Nevada Revised Statutes (NRS).  Additionally, we will be required to obtain permits for exploration activities commencing with Phase 2, where we are required to file an exploration plan with State, as well, file a plan of remediation in the event the ground has been disturbed as well as post a surety bond. It is possible that a future government could change the regulations that could limit our ability to explore our claims, but we believe this is unlikely.”

Phase One-Four Exploration Cost Review, page 31

35. The information you disclose in regards to your exploration plan is not legible.

Accordingly, please revise.

We have revised this section of the document on pages 30-31 and put it in tabular form.

Yours truly,

/S/ Michael Gismondi

President